Operating Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) segment	Dec. 31, 2017 MXN ($) segment	Dec. 31, 2016 MXN ($) segment
Operating segments
Number of segments | segment	3	3	3
Income statement and other significant data
Net interest income	$ 61,997	$ 55,844	$ 49,130
Dividend income	210	150	94
Net fee and commission income (expense)	15,722	14,813	13,940
Gains/(losses) on financial assets and liabilities and exchange differences (net)	1,484	3,464	3,762
Other operating income (expenses)	(3,645)	(2,945)	(2,875)
TOTAL INCOME	75,768	71,326	64,051
Administrative expenses	(28,649)	(25,437)	(22,655)
Depreciation and amortization	(2,973)	(2,533)	(2,058)
Impairment losses on financial assets (net)	(18,810)	(18,820)	(16,661)
Impairment losses on other assets (net)	(5)
Provisions (net)	(562)	(437)	(881)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	7	6	20
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	38	69	71
OPERATING PROFIT BEFORE TAX	24,814	24,174	21,887
Tax income	(5,458)	(5,496)	(5,351)
PROFIT FOR THE YEAR	19,356	18,678	16,536
Profit attributable to the Parent	19,353	18,678	16,536
Profit attributable to non-controlling interests	3
Total assets	1,408,724	1,329,191	1,350,937
Total liabilities	1,285,437	1,213,781	1,245,710
Retail Banking
Income statement and other significant data
Net interest income	54,005	47,969	42,277
Net fee and commission income (expense)	14,181	13,047	12,211
Gains/(losses) on financial assets and liabilities and exchange differences (net)	1,086	786	721
Other operating income (expenses)	(2,561)	(2,136)	(2,104)
TOTAL INCOME	66,711	59,666	53,105
Administrative expenses	(24,574)	(22,377)	(19,955)
Depreciation and amortization	(2,769)	(2,317)	(1,890)
Impairment losses on financial assets (net)	(17,813)	(17,763)	(15,955)
Provisions (net)	178	(98)	(75)
OPERATING PROFIT BEFORE TAX	21,733	17,111	15,230
Total assets	599,270	551,250	519,589
Total liabilities	567,829	521,787	475,625
Global Corporate Banking
Income statement and other significant data
Net interest income	6,121
Dividend income	34
Net fee and commission income (expense)	1,700
Gains/(losses) on financial assets and liabilities and exchange differences (net)	689
Other operating income (expenses)	(672)
TOTAL INCOME	7,872
Administrative expenses	(3,530)
Depreciation and amortization	(200)
Impairment losses on financial assets (net)	(997)
Provisions (net)	10
OPERATING PROFIT BEFORE TAX	3,155
Total assets	547,006
Total liabilities	486,372
Corporate and Investment Banking
Income statement and other significant data
Net interest income		5,295	4,899
Dividend income		5
Net fee and commission income (expense)		1,758	1,749
Gains/(losses) on financial assets and liabilities and exchange differences (net)		2,532	2,682
Other operating income (expenses)		(505)	(649)
TOTAL INCOME		9,085	8,681
Administrative expenses		(2,759)	(2,440)
Depreciation and amortization		(204)	(158)
Impairment losses on financial assets (net)		(1,057)	(706)
Provisions (net)		20	(29)
OPERATING PROFIT BEFORE TAX		5,085	5,348
Total assets		531,295	588,596
Total liabilities		521,284	564,131
Corporate Activities
Income statement and other significant data
Net interest income	1,871	2,580	1,954
Dividend income	176	145	94
Net fee and commission income (expense)	(159)	8	(20)
Gains/(losses) on financial assets and liabilities and exchange differences (net)	(291)	146	359
Other operating income (expenses)	(412)	(304)	(122)
TOTAL INCOME	1,185	2,575	2,265
Administrative expenses	(545)	(301)	(260)
Depreciation and amortization	(4)	(12)	(10)
Impairment losses on other assets (net)	(5)
Provisions (net)	(750)	(359)	(777)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	7	6	20
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	38	69	71
OPERATING PROFIT BEFORE TAX	(74)	1,978	1,309
Total assets	262,448	246,646	242,752
Total liabilities	$ 231,236	$ 170,710	$ 205,954